Equity Accounted Investees - Reconciliation from Equity of Associate to Investment of Company (Detail) € in Millions		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2017 MXN ($)	Aug. 31, 2017	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of associates and joint ventures [line items]
Goodwill				$ 0
Heineken investment		$ 1,039,000,000			$ 1,039,000,000
Heineken [member]
Disclosure of associates and joint ventures [line items]
Equity attributable to equity holders of Heineken		$ 314,018,000,000		$ 323,608,000,000	$ 314,018,000,000		€ 14,358	€ 13,321
Economic ownership percentage	20.00%	14.80%	20.00%	14.76%	14.76%	20.00%
Investment in Heineken investment exclusive of goodwill and other adjustments		$ 46,349,000,000		$ 47,765,000,000	$ 46,349,000,000		2,119	1,966
Effects of fair value determined by purchase price allocation		16,610,000,000		15,846,000,000	16,610,000,000		703	705
Goodwill		20,761,000,000		19,850,000,000	20,761,000,000		881	881
Heineken investment		$ 83,720,000,000		$ 83,461,000,000	$ 83,720,000,000		€ 3,703	€ 3,552